Other current and non-current assets	6 Months Ended
Jun. 30, 2024
Other Assets [Abstract]
Other current and non-current assets	Other current and non-current assets
As at June 30, 2024 and December 31, 2023, other assets included the following:

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Taxes receivable	54	67
Prepaid expenses	49	54
Deferred contract costs	108	85
Pre-funding of MSA manager arrangements	26	23
Other	61	26
Other assets	298	255
Other assets were presented in our Consolidated Balance Sheet as follows:

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Other current assets	210	199
Other non-current assets	88	56
Total other assets	298	255